REVENUES (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Revenue from Contract with Customer [Abstract]
SCHEDULE OF GEOGRAPHICAL REVENUE INFORMATION

The Company’s geographical revenue information is set forth below:

	Three-Month Period Ended September 30,		Nine-Month Period Ended September 30,
	2022	2021	2022	2021
	US$	US$	US$	US$
Sales in PRC	$8,159,260	$7,696,992	$24,421,569	$24,652,526
Sales in Overseas
—Republic of China (ROC, or Taiwan)	1,851,599	1,785,128	5,708,133	6,663,678
-South Korea	1,578,002	1,618,284	5,144,829	5,519,484
-Others	34,156	65,576	95,968	278,482
Sub-total	3,463,757	3,468,988	10,948,930	12,461,644
Total Revenue	$11,623,018	$11,165,980	$35,370,499	$37,114,170

The Company’s geographical revenue information is set forth below:

	For the Years Ended December 31,
	2021	2020
Sales in PRC	$27,213,684	$21,430,226
Sales in Overseas
—Republic of China (ROC, or Taiwan)	7,246,592	5,178,407
-South Korea	5,962,067	4,654,133
-Others	363,131	83,185
Sub-total	13,571,790	9,915,725
Total revenues	$40,785,474	$31,345,951